PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6.    PROPERTY AND EQUIPMENT

The following table presents the changes in cost and accumulated depreciation of GFL’s property and equipment for the periods indicated:

	Land,			Machinery
	buildings and			and	Assets under		Right-of-
	improvements	Landfills	Vehicles	equipment	development	Containers	use assets	Total
Cost
Balance, December 31, 2023	$1,812.2	$3,077.6	$2,806.8	$1,301.9	$148.7	$852.9	$562.2	$10,562.3
Additions	111.0	312.8	376.3	235.6	183.9	84.4	164.3	1,468.3
Acquisitions via business combinations	47.3	270.2	18.4	30.9	—	6.3	0.4	373.5
Adjustments for prior year acquisitions	(3.1)	6.4	(4.5)	(14.6)	(3.5)	(0.3)	2.6	(17.0)
Adjustments for asset retirement obligations	—	(89.2)	—	—	—	—	—	(89.2)
Disposals	(23.3)	(6.8)	(274.6)	(65.5)	(3.3)	(68.8)	(24.5)	(466.8)
Transfers	56.0	(4.4)	20.6	48.2	(120.3)	0.2	(0.3)	—
Changes in foreign exchange	95.8	269.0	152.3	64.6	2.7	65.4	16.4	666.2
Balance, December 31, 2024	2,095.9	3,835.6	3,095.3	1,601.1	208.2	940.1	721.1	12,497.3

Balance, December 31, 2024	2,095.9	3,835.6	3,095.3	1,601.1	208.2	940.1	721.1	12,497.3
Additions	104.2	133.4	402.9	55.0	541.5	122.0	253.2	1,612.2
Acquisitions via business combinations	25.6	47.5	106.6	24.4	—	56.0	4.5	264.6
Adjustments for prior year acquisitions	4.5	(6.8)	(9.0)	13.1	—	0.8	—	2.6
Adjustments for asset retirement obligations	—	0.8	—	—	—	—	—	0.8
Disposals	(510.3)	(0.2)	(690.2)	(311.3)	(12.7)	(71.9)	(323.7)	(1,920.3)
Transfers	160.9	218.7	16.0	204.7	(588.7)	0.3	(11.9)	—
Changes in foreign exchange	(54.7)	(167.8)	(82.9)	(39.3)	(2.4)	(38.3)	(9.3)	(394.7)
Balance, December 31, 2025	1,826.1	4,061.2	2,838.7	1,547.7	145.9	1,009.0	633.9	12,062.5

Accumulated depreciation
Balance, December 31, 2023	224.2	1,045.3	1,134.0	599.8	—	354.2	224.1	3,581.6
Depreciation	87.7	321.1	286.2	197.5	—	126.5	100.4	1,119.4
Disposals	(7.0)	(1.5)	(174.6)	(61.9)	—	(35.6)	(14.7)	(295.3)
Impairment	—	—	1.0	—	—	0.1	—	1.1
Changes in foreign exchange	12.9	96.8	63.8	29.6	—	31.3	4.4	238.8
Balance, December 31, 2024	317.8	1,461.7	1,310.4	765.0	—	476.5	314.2	4,645.6

Balance, December 31, 2024	317.8	1,461.7	1,310.4	765.0	—	476.5	314.2	4,645.6
Depreciation	74.3	341.6	255.4	169.3	—	121.5	91.0	1,053.1
Disposals	(77.3)	(2.5)	(339.4)	(163.3)	—	(29.7)	(197.3)	(809.5)
Impairment	1.3	—	—	1.4	—	—	—	2.7
Changes in foreign exchange	(8.8)	(67.2)	(35.4)	(19.0)	—	(20.7)	(2.6)	(153.7)
Balance, December 31, 2025	307.3	1,733.6	1,191.0	753.4	—	547.6	205.3	4,738.2

Carrying amounts
At December 31, 2024	$1,778.1	$2,373.9	$1,784.9	$836.1	$208.2	$463.6	$406.9	$7,851.7
At December 31, 2025	$1,518.8	$2,327.6	$1,647.7	$794.3	$145.9	$461.4	$428.6	$7,324.3

For the year ended December 31, 2025, total depreciation of property and equipment, excluding GFL Environmental Services which has been classified as discontinued operations, was $1,053.9 million ($996.9 million for the year ended December 31, 2024), $1,014.9 million of which was included in cost of sales ($966.8 million for the year ended December 31, 2024) and $39.0 million was included in selling, general and administrative expenses ($30.1 million for the year ended December 31, 2024).

Depreciation of property and equipment of $1,053.9 million for the year ended December 31, 2025 ($1,126.7 million for the year ended December 31, 2024) as presented in the statement of cash flows was comprised of depreciation of $1,053.1 million ($1,119.4 million for the year ended December 31, 2024) shown in the table above and depreciation of $0.8 million ($7.3 million for the year ended December 31, 2024) due to the difference between the ARO calculated using the credit-adjusted, risk-free discount rate required for measurement of the ARO through purchase accounting, compared to the risk-free discount rate required for annual valuations.